Assets classified as held for sale (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of assets held for sale
		Year Ended June 30
(US dollars in thousands)	% Owned	2026	2025	2024
KESW EL Pty Ltd (formerly Kenshaw Electrical Pty Ltd)		-	-	5,479
Total		-	-	5,479